                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21884

                  Oppenheimer Rochester Virginia Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                        COUPON       MATURITY        VALUE
  ---------                                                      ------      ----------   ------------
MUNICIPAL BONDS AND NOTES--115.3%
VIRGINIA--50.8%
$    100,000   Albemarle County, VA IDA
               (Westminster-Canterbury of the Blue Ridge)(1)      5.000%     01/01/2031   $     88,804
      25,000   Alexandria, VA IDA (Alexandria Hospital)           5.500      07/01/2014         25,096
      10,000   Alexandria, VA IDA Educational Facilities
               (Episcopal High School)(1)                         5.250      01/01/2010         10,000
      60,000   Alexandria, VA Redevel. & Hsg. Authority (CRS
               Alexandria Hsg. Corp.)(1)                          6.125      10/01/2029         60,992
       5,000   Broadway, VA IDA (Bridgewater College)(1)          5.375      04/01/2033          4,575
     265,000   Buena Vista, VA Public Recreational Facilities
               Authority (Golf Course)                            5.500      07/15/2035        144,563
   2,500,000   Celebrate, VA North Community Devel. Authority
               Special Assessment                                 6.750      03/01/2034      1,969,300
      10,000   Chesapeake, VA IDA (Chesapeake Court House)(1)     5.250      06/01/2017         10,031
     500,000   Chesterfield County, VA EDA (VA Electric &
               Power Company)(1)                                  5.600      11/01/2031        484,655
     750,000   Chesterfield County, VA Health Center (Lucy
               Corr Village)                                      6.250      12/01/2038        700,740
      25,000   Danville, VA IDA (Collegiate Hsg. Foundation)      6.500      06/01/2014         25,149
      70,000   Danville, VA IDA Educational Facilities
               (Averett University)                               6.000      03/15/2016         68,751
     250,000   Dulles, VA Town Center CDA (Dulles Town Center)    6.250      03/01/2026        233,135
      25,000   Fairfax County, VA Redevel. & Hsg. Authority
               (Herndon Harbor House)(1)                          5.875      08/01/2027         25,015
     135,000   Fairfax County, VA Redevel. & Hsg. Authority
               (Paul Spring Retirement Center)(1)                 6.000      12/15/2028        135,122
   1,220,000   Farms New Kent, VA Community Devel. Authority
               Special Assessment                                 5.450      03/01/2036        801,528
   1,250,000   Farms New Kent, VA Community Devel. Authority
               Special Assessment                                 5.800      03/01/2036        856,238
      50,000   Galax, VA IDA Hospital Facilities (Twin County
               Regional Healthcare)                               5.750      09/01/2020         50,015
   2,540,000   Halifax County, VA IDA (Old Dominion Electric
               Cooperative)(1)                                    5.625      06/01/2028      2,626,487
     170,000   Henrico County, VA IDA (Browning-Ferris
               Industries)(1)                                     5.875      03/01/2017        169,986
      50,000   Henrico County, VA IDA (Collegiate School)(1)      5.100      10/15/2029         50,023
     600,000   Isle Wight County, VA IDA Environmental
               Improvement (International Paper Company)(1)       6.600      05/01/2024        606,810
     125,000   James City County, VA IDA (Anheuser-Busch
               Companies)(1)                                      6.000      04/01/2032        125,005
      10,000   Lancaster County, VA IDA (Rappahannock
               Westminster Canterbury)                            6.000      04/01/2032          8,425
   1,000,000   Lewistown, VA Commerce Center Community Devel.
               Authority                                          6.050      03/01/2027        779,920
      60,000   Loudoun County, VA IDA (Dulles Airport
               Marriott Hotel)(1)                                 7.125      09/01/2015         56,896
      10,000   Lynchburg, VA IDA (Lynchburg College)(1)           5.250      09/01/2028          9,608
      15,000   Lynchburg, VA IDA (The Summit)                     6.125      01/01/2021         13,832
      10,000   Manassas, VA GO(1)                                 6.000      05/01/2014         10,223


                1 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                        COUPON       MATURITY        VALUE
  ---------                                                      ------      ----------   ------------
$    100,000   New Port, VA CDA                                   5.600%     09/01/2036   $     52,915
      35,000   Norfolk, VA Airport Authority (Air Cargo)          6.250      01/01/2030         31,470
     300,000   Norfolk, VA EDA, Series A                          6.000      11/01/2036        189,081
      10,000   Norfolk, VA GO(1)                                  5.750      06/01/2017         10,012
     790,000   Norfolk, VA Redevel. & Hsg. Authority (First
               Mtg.-Retirement Community)                         6.125      01/01/2035        672,227
   1,290,000   Norton, VA IDA (Norton Community Hospital)         6.000      12/01/2022      1,219,476
     100,000   Peninsula, VA Ports Authority (The Brinks
               Company)(1)                                        6.000      04/01/2033        101,597
     190,000   Peninsula, VA Ports Authority Health Care
               Facilities (Bon Secours Health Systems)(1)         5.250      08/15/2023        190,023
   3,100,000   Peninsula, VA Town Center Community Devel.
               Authority Special Obligation                       6.450      09/01/2037      2,585,307
      75,000   Prince William County, VA IDA (Melrose
               Apartments)(1)                                     5.400      01/01/2029         74,123
   1,765,000   Prince William County, VA Multifamily Hsg.
               Pass-Through Certificates (Woodward Gables)        5.600      11/01/2034      1,592,189
      45,000   Richmond, VA IDA (Virginia Commonwealth
               University Real Estate Foundation)(1)              5.550      01/01/2031         45,408
       5,000   Richmond, VA Metropolitan Authority
               (Expressway)                                       5.400      01/15/2013          5,151
      25,000   Roanoke, VA IDA (Virginia Lutheran Homes)          6.000      12/01/2032         20,852
   1,100,000   Stafford County & Staunton, VA IDA (Virginia
               Municipal League/Mt. Rogers)                       6.500      08/01/2028        989,560
   1,000,000   Stafford County & Staunton, VA IDA (Virginia
               Municipal League/Mt. Rogers)                       6.500      08/01/2038        869,230
       5,000   Suffolk, VA IDA (Hotel & Conference Center)        5.125      10/01/2035          5,730
     725,000   Suffolk, VA IDA (Lake Prince Center)               5.150      09/01/2024        594,507
     400,000   Suffolk, VA IDA (Lake Prince Center)               5.300      09/01/2031        306,776
     410,000   Suffolk, VA Redevel. & Hsg. Authority (Hope
               Village Apartments)(1)                             5.600      02/01/2033        422,427
   1,200,000   VA Celebrate South CDA Special Assessment          6.250      03/01/2037        872,292
     310,000   VA College Building Authority Educational
               Facilities (Regent University)(1)                  5.000      06/01/2036        261,941
     250,000   VA Gateway Community Devel. Authority              6.375      03/01/2030        234,245
     100,000   VA H2O Community Devel. Authority                  5.200      09/01/2037         57,321
     200,000   VA Hsg. Devel. Authority (Rental Hsg.)(1)          4.800      10/01/2039        198,232
      75,000   VA Hsg. Devel. Authority (Rental Hsg.)(1)          5.750      02/01/2017         75,081
      65,000   VA Hsg. Devel. Authority (Rental Hsg.)(1)          6.000      08/01/2017         65,610
      75,000   VA Hsg. Devel. Authority, Series D(1)              6.000      04/01/2024         75,500
     100,000   VA Hsg. Devel. Authority, Series E(1)              6.375      01/01/2036        108,922
      40,000   VA Hsg. Devel. Authority, Series H(1)              5.625      11/01/2022         40,010
     240,000   VA Multifamily Hsg. (The Broad Point/American
               International Group)                               5.950(2)   11/01/2033        197,335
      20,000   VA Resources Authority Airports, Series B(1)       5.125      08/01/2027         19,513
   1,500,000   VA Small Business Financing Authority (Hampton
               Roads Proton)                                      9.000      07/01/2039      1,554,975
     250,000   VA Small Business Financing Authority
               (Wellmont Health System)(1)                        5.250      09/01/2037        214,063
  22,000,000   VA Tobacco Settlement Authority                    5.770(3)   06/01/2047        765,380


                2 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                        COUPON       MATURITY        VALUE
  ---------                                                      ------      ----------   ------------
$173,000,000   VA Tobacco Settlement Authority                   10.040%(3)  06/01/2047   $  7,200,260
      45,000   Virginia Beach, VA Devel. Authority (Our Lady      6.150      07/01/2027         40,568
               of Perpetual Help Health Center)
     170,000   Virginia Beach, VA Devel. Authority (Sentara
               Health System Obligated Group)(1)                  5.250      11/01/2015        170,167
     220,000   Virginia Beach, VA Industrial Devel. Revenue
               (Holiday Inn)                                      7.250      12/01/2012        219,969
     500,000   Washington County, VA IDA (Mountain States
               Health Alliance)(1)                                7.250      07/01/2019        598,070
     330,000   Washington County, VA IDA (Mountain States
               Health Alliance)(1)                                7.500      07/01/2029        380,922
     250,000   Washington County, VA IDA (Mountain States
               Health Alliance)(1)                                7.750      07/01/2038        286,263
   3,425,000   Watkins Centre, VA Community Devel. Auth.          5.400      03/01/2020      3,247,517
   4,350,000   White Oaks, VA Village Shops Community Devel.
               Authority Special Assessment                       5.300      03/01/2017      4,221,066
                                                                                          ------------
                                                                                            41,234,207
                                                                                          ------------
U.S. POSSESSIONS--51.7%
     200,000   Guam GO(1)                                         6.750      11/15/2029        205,782
     300,000   Guam GO(1)                                         7.000      11/15/2039        308,793
      35,000   Guam Hsg. Corp. (Single Family Mtg.)(1)            5.750      09/01/2031         37,672
   1,000,000   Northern Mariana Islands Commonwealth, Series A    5.000      06/01/2017        898,980
   1,195,000   Northern Mariana Islands Commonwealth, Series A    5.000      06/01/2030        879,006
     255,000   Puerto Rico Aqueduct & Sewer Authority(1)          0.000(4)   07/01/2024        248,582
     750,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000      07/01/2038        762,975
   1,600,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000      07/01/2044      1,625,520
     205,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.375      05/15/2033        196,695
     550,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.625      05/15/2043        478,005
  25,800,000   Puerto Rico Children's Trust Fund (TASC)           6.417(3)   05/15/2050        938,088
      40,000   Puerto Rico Commonwealth GO(1)                     4.750      07/01/2023         38,009
   1,000,000   Puerto Rico Commonwealth GO(1)                     6.000      07/01/2039      1,004,310
   1,000,000   Puerto Rico Commonwealth GO(1)                     6.500      07/01/2037      1,041,690
     250,000   Puerto Rico Electric Power Authority, Series
               TT(1)                                              5.000      07/01/2032        238,945
   2,000,000   Puerto Rico Electric Power Authority, Series
               UU(1)                                              0.890(2)   07/01/2031      1,406,500
   1,000,000   Puerto Rico Highway & Transportation
               Authority(1)                                       5.250      07/01/2030        944,840
     500,000   Puerto Rico Highway & Transportation
               Authority(1)                                       5.500      07/01/2023        501,420
       5,000   Puerto Rico IMEPCF (American Home Products)(1)     5.100      12/01/2018          5,011
      15,000   Puerto Rico Infrastructure(1)                      5.000      07/01/2041         12,842
     500,000   Puerto Rico Infrastructure(1)                      5.000      07/01/2046        425,005
     100,000   Puerto Rico Infrastructure(1)                      5.500      07/01/2024         98,918
     310,000   Puerto Rico Infrastructure                         6.800(3)   07/01/2029         83,898
   1,000,000   Puerto Rico Infrastructure                         7.000(3)   07/01/2033        190,920
     500,000   Puerto Rico Infrastructure                         7.000(3)   07/01/2035         79,380
   3,060,000   Puerto Rico Infrastructure                         7.004(3)   07/01/2032        637,429
     820,000   Puerto Rico Infrastructure                         7.050(3)   07/01/2042         76,891
   5,600,000   Puerto Rico Infrastructure                         7.391(3)   07/01/2030      1,393,392
      90,000   Puerto Rico Infrastructure (Mepsi Campus)          5.600      10/01/2014         91,324


                3 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                        COUPON       MATURITY        VALUE
  ---------                                                      ------      ----------   ------------
$  1,825,000   Puerto Rico Infrastructure (Mepsi Campus)          6.250%     10/01/2024   $  1,756,818
     905,000   Puerto Rico Infrastructure (Mepsi Campus)          6.500      10/01/2037        826,229
   4,535,000   Puerto Rico Infrastructure Financing Authority     6.800(3)   07/01/2031      1,030,533
     700,000   Puerto Rico ITEMECF (Ana G. Mendez
               University)(1)                                     5.000      03/01/2026        601,482
     745,000   Puerto Rico ITEMECF (Ana G. Mendez
               University)(1)                                     5.000      03/01/2036        587,306
     110,000   Puerto Rico ITEMECF (Ana G. Mendez
               University)(1)                                     5.375      02/01/2019        105,233
     250,000   Puerto Rico ITEMECF (Ana G. Mendez
               University)(1)                                     5.375      02/01/2029        218,248
     750,000   Puerto Rico ITEMECF (Cogeneration
               Facilities)(1)                                     6.625      06/01/2026        757,043
      25,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol
               Auxillio Obligated Group)(1)                       6.250      07/01/2024         25,021
     500,000   Puerto Rico ITEMECF (University of the Sacred
               Heart)(1)                                          5.250      09/01/2031        466,280
     105,000   Puerto Rico Port Authority (American
               Airlines), Series A                                6.250      06/01/2026         77,313
      10,000   Puerto Rico Port Authority, Series D(1)            6.000      07/01/2021         10,007
       5,000   Puerto Rico Port Authority, Series D(1)            7.000      07/01/2014          5,015
   1,000,000   Puerto Rico Public Buildings Authority(1)          5.625      07/01/2039        964,480
     250,000   Puerto Rico Public Buildings Authority(1)          6.250      07/01/2031        264,995
   1,165,000   Puerto Rico Public Buildings Authority(1)          6.750      07/01/2036      1,267,147
   1,500,000   Puerto Rico Public Buildings Authority(1)          7.000      07/01/2021      1,618,620
     500,000   Puerto Rico Public Buildings Authority(1)          7.000      07/01/2025        534,270
      25,000   Puerto Rico Public Finance Corp., Series A(1)      5.250      08/01/2031         25,471
     145,000   Puerto Rico Public Finance Corp., Series A(1)      5.750      08/01/2027        149,162
  19,650,000   Puerto Rico Sales Tax Financing Corp., Series A    6.070(3)   08/01/2054      1,127,714
   1,000,000   Puerto Rico Sales Tax Financing Corp., Series
               A(1)                                               6.500      08/01/2044      1,079,070
  13,950,000   Puerto Rico Sales Tax Financing Corp., Series A    7.287(3)   08/01/2056        703,638
     250,000   Puerto Rico Sales Tax Financing Corp., Series
               C(1)                                               0.000(4)   08/01/2032        190,755
   8,000,000   Puerto Rico Sales Tax Financing Corp., Series
               C(5)                                               5.750      08/01/2057      8,458,360
     205,000   V.I. HFA, Series A                                 6.500      03/01/2025        205,168
     300,000   V.I. Public Finance Authority (Hovensa
               Refinery)(1)                                       4.700      07/01/2022        268,506
     900,000   V.I. Public Finance Authority (Hovensa
               Refinery)(1)                                       5.875      07/01/2022        900,108
     620,000   V.I. Public Finance Authority (Hovensa
               Refinery)(1)                                       6.125      07/01/2022        624,402
     400,000   V.I. Public Finance Authority, Series A(1)         5.000      10/01/2039        357,452
     750,000   V.I. Public Finance Authority, Series A(1)         6.375      10/01/2019        764,738
   1,250,000   V.I. Water & Power Authority, Series A(1)          5.000      07/01/2031      1,159,863
                                                                                          ------------
                                                                                            41,981,269
                                                                                          ------------
DISTRICT OF COLUMBIA--12.8%
     250,000   Metropolitan Washington D.C. Airport
               Authority(1)                                       5.375      10/01/2029        256,193
   1,500,000   Metropolitan Washington D.C. Airport Authority
               (Dulles Toll Road)(1)                              1.426(3)   10/01/2041      1,049,730
   5,000,000   Metropolitan Washington D.C. Airport Authority
               (Dulles Toll Road)                                 7.170(3)   10/01/2040        691,150
   5,000,000   Metropolitan Washington D.C. Airport Authority
               (Dulles Toll Road)                                 7.910(3)   10/01/2040        597,400


                4 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                        COUPON       MATURITY        VALUE
  ---------                                                      ------      ----------   ------------
$  8,000,000   Metropolitan Washington D.C. Airport
               Authority, Series A(5)                             5.000%     10/01/2035   $  7,851,840
                                                                                          ------------
                                                                                            10,446,313
                                                                                          ------------
TOTAL INVESTMENTS, AT VALUE (COST $93,925,621)-115.3%                                       93,661,789
LIABILITIES IN EXCESS OF OTHER ASSETS-(15.3)                                               (12,434,582)
                                                                                          ------------
NET ASSETS-100.0%                                                                         $ 81,227,207
                                                                                          ============

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:

                              LEVEL 1--         LEVEL 2--            LEVEL 3--
                              UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                            QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                            -------------   -----------------   -------------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Virginia                      $--           $41,234,207              $--           $41,234,207
   U.S. Possessions               --            41,981,269               --            41,981,269
   District of Columbia           --            10,446,313               --            10,446,313
                                 ---           -----------              ---           -----------
Total Assets                     $--           $93,661,789              $--           $93,661,789
                                 ---           -----------              ---           -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.


                5 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CDA     Communities Devel. Authority
EDA     Economic Devel. Authority
GO      General Obligation
HFA     Housing Finance Agency
IDA     Industrial Devel. Agency
IMEPCF Industrial, Medical and Environmental Pollution Control Facilities ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community
        Facilities
ROLs    Residual Option Longs
SEAM    Sociedad Espanola de Auxilio Mutuo
TASC    Tobacco Settlement Asset-Backed Bonds
V.I.    United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities


                6 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $12,000,000 as of December 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2009, municipal bond holdings with a value of $16,310,200 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $12,000,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                      COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                                RATE (2)     DATE        VALUE
 ---------   -----------------------------------------------   --------   --------   ----------
$2,000,000   Metropolitan Washington, D.C. Airport Authority
                ROLs(3)                                         14.641%    10/1/35   $1,851,840
 2,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)      17.398      8/1/57    2,458,360
                                                                                     ----------
                                                                                     $4,310,200
                                                                                     ==========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 6 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.


                7 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $12,000,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $93,925,621
                                 ===========
Gross unrealized appreciation    $ 5,339,967
Gross unrealized depreciation     (5,603,799)
                                 -----------
Net unrealized depreciation      $  (263,832)
                                 ===========


                8 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Virginia Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010